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AXP(SM)
Selective
Fund
1999 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

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AXP Selective  Fund seeks to provide  shareholders  with current income  and the preservation of capital by investing in investment-grade bonds.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)


Distributed by American Express Financial  Advisors Inc.

AMERICAN EXPRESS Financial Advisors

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A Quest for Quality

Not all bonds are created equal. A bond's quality depends on the ability of its issuers to make the interest and principal payments owed to the bondholders. The quality is determined by independent rating agencies, which assign a credit rating (in the form of a letter grade) to each bond.

Since its establishment in 1945, Selective Fundhas concentrated its investments in the four highest investment grades. Along the way, investors have enjoyed a steady stream of interest income with minimum risk to their principal.

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Table of Contents

1999 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                          4
From the Portfolio Manager                 4
Fund Facts                                 6
The 10 Largest Holdings                    7
Making the Most of the Fund                8
The Fund's Long-term Performance           9
Independent Auditors' Report (Fund)       10
Financial Statements (Fund)               11
Notes to Financial Statements (Fund)      14
Independent Auditors' Report (Portfolio)  18
Financial Statements (Portfolio)          19
Notes to Financial Statements (Portfolio) 22
Investments in Securities                 27
Federal Income Tax Information            40

1999 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                  3p
Goal                                      3p
Investment Strategy                       3p
Risks                                     5p
Past Performance                          6p
Fees and Expenses                         8p
Management                                9p
Buying and Selling Shares                 9p
Valuing Fund Shares                       9p
Investment Options                       10p
Purchasing Shares                        11p
Sales Charges                            14p
Exchanging/Selling Shares                18p
Distributions and Taxes                  23p
Personalized Shareholder
   Information                           25p
Master/Feeder Structure                  26p
About the Company                        27p
Quick Telephone Reference                29p
Financial Highlights                     30p

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

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(picture of) Arne H. Carlson
Arne H. Carlson
Chariman of the board

From the Chairman

American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditors.

o Change in the Fund name from "IDS" to "AXP."

o A new shareholder service and distribution plan.

o Changes with respect to fundamental investment policies.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.


Arne H. Carlson

(picture of) Ray Goodner
Ray Goodner
Portfolio manager

From the Portfolio Manager
A rise in long-term interest rates hampered performance in the second half of the fiscal year, but AXP Selective Fund still generated positive results for the period as a whole. For the 12 months -- June 1998 through May 1999 -- the Fund's Class A shares generated a total return, which includes net asset value change and interest income, of 3.68%.

The low rate of inflation that has dominated the investment environment in recent years remained in place during the period. But the U.S. bond market got an additional boost from another outbreak of the financial malady known as the "Asian flu," which, by last summer, had spread to Russia and Latin America. The result was a flood of money into the U.S. Treasury bonds from investors who were seeking what they believed to be a safe haven for investment. The buying resulting from this "flight to quality" drove long-term interest rates down and bond prices up until late in 1998.

AXP SELECTIVE FUND           (This annual report is not part of the prospectus.)

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The major  beneficiaries of this trend were long-term U.S. Treasury bonds, which experienced a sharp price increase thanks to their high sensitivity to changes in interest rates. Performance among all other bond sectors, including corporate and mortgage-backed issues, lagged well behind, as investors largely ignored them in their pursuit of the safety and liquidity offered by Treasuries.

By late winter, though, the environment had changed markedly. With the U.S. economy continuing to show remarkably robust growth and a sense of calm returning to foreign markets, investors began to worry about the possibility of rising inflation. The result was an upturn in interest rates that sent bond prices, especially Treasuries, tumbling over the final few months of the period.

In the early stages of the interest-rate rise, I emphasized higher-yielding mortgage-backed and corporate issues, which lost value more slowly than Treasuries. But as the sell-off progressed in tandem with mounting concern that the Federal Reserve would raise interest rates, I began to sell those corporate bonds that would fare worse in that event. In the process, I also increased cash reserves and employed hedges via bond futures contracts.

Because I thought interest rates were likely to decline, early in the period I positioned the portfolio with a relatively long duration. (A function of the average maturity of the bonds in the portfolio, duration determines how sensitive the Fund's net asset value is to interest-rate changes. The longer the duration, the greater the sensitivity.) Therefore, when rates came down, the Fund responded positively. Beginning in the winter, I lowered the duration to provide some cushion for the Fund in the event of an ongoing interest-rate rise.

At this writing (mid-June), long-term interest rates are still well above what they were several months ago, a reflection of investors' heightened concern that inflation could soon become a problem. My view is that inflation is unlikely to get out of hand and, if so, interest rates may actually work their way somewhat lower as the market anticipates an economic slowdown next year. That, in turn, would lead to an improving environment for bonds.


Ray Goodner

(This annual repo9rt is not part of the prospectus.) ANNUAL REPORT - 1999

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Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
May 31, 1999                                                      $8.96
May 31, 1998                                                      $9.23
Decrease                                                          $0.27

Distributions -- June 1, 1998 - May 31, 1999
From income                                                       $0.56
From capital gains                                                $0.05
Total distributions                                               $0.61
Total return*                                                    +3.68%**

Class B -- 12-month performance

(All figures per share)

Net asset value (NAV)
May 31, 1999                                                      $8.96
May 31, 1998                                                      $9.23
Decrease                                                          $0.27

Distributions -- June 1, 1998 - May 31, 1999
From income                                                       $0.49
From capital gains                                                $0.05
Total distributions                                               $0.54
Total return*                                                    +2.89%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
May 31, 1999                                                      $8.96
May 31, 1998                                                      $9.23
Decrease                                                          $0.27

Distributions -- June 1, 1998 - May 31, 1999
From income                                                       $0.57
From capital gains                                                $0.05
Total distributions                                               $0.62
Total return*                                                    +3.77%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP SELECTIVE FUND          (This annual report is not part of the prospectus.)

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The 10 Largest Holdings

                                        Percent                  Value
                                    (of net assets)      (as of May 31, 1999)
 Daimler-Benz North America              1.24%                $19,571,698
7.38% 2006
 Dayton Hudson                           1.21                  19,124,897
7.88% 2023
 Tyco Intl Group                         1.06                  16,785,617
6.38% 2005
 New York Telephone                       .98                  15,456,296
9.38% 2031
 AT&T                                     .96                  15,216,060
8.63% 2031
 Greenpoint Bank                          .95                  14,958,450
6.70% 2002
 PDV America                              .94                  14,795,681
7.88% 2003
 ARAMARK Services                         .93                  14,713,860
6.75% 2004
 SAFECO Capital                           .92                  14,553,901
8.07% 2037
 GMAC                                     .92                  14,485,042
7.00% 2000

Excludes U.S. Treasury and government agencies holdings.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."


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                           The 10 holdings listed here
                           make up 10.11% of net assets

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP SELECTIVE FUND       (This annual report is not part of the prospectus.)

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The Fund's Long-term Performance

How your $10,000 has grown in AXP Selective Fund

$30,000


                                                           X
$20,000                                                    $21,542
                                                           Selective
                                   X                    Fund Class A
                             Lehman Brothers
                        Aggregate Bond Index



9,500




89    90    91    92    93    94    95    96    97    98    99

Average annual total return (as of May 31, 1999):

                 1 year       5 years      10 years (A)    Since inception (B&Y)
 Class A         -1.51%        +6.62%         +7.98%                --%
 Class B         -0.99%           --%            --%             +6.74%*
 Class Y         +3.77%           --%            --%             +8.06%*

*Inception date was March 20, 1995.

Assumes: Holding period from 6/1/89 to 5/31/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $11,510. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Lehman Brothers Aggregate Bond Index. In comparing AXP Selective Fund (Class A) to this index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Lehman Brothers Aggregate Bond Index is an unmanaged index made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the indexmay not be representative of the bonds held in the Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(This annual report is not part of the prospectus.) ANNUAL REPORT - 1999

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The  financial   statements   contained  in  Post-Effective   Amendment  #88  to
Registration Statement No. 2-10700 filed on or about July 28, 1999, are incorporated herein by reference.

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Federal Income Tax Information
The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

AXP Selective Fund, Inc.
Fiscal year ended May 31, 1999

Class A

Income distributions taxable as dividend income, 0.81% qualifying for deduction by corporations.

Payable date                                 Per share

June 25, 1998                                 $0.04505
July 27, 1998                                  0.04811
Aug. 26, 1998                                  0.04497
Sept. 24, 1998                                 0.04342
Oct. 26, 1998                                  0.04764
Nov. 24, 1998                                  0.04305
Dec. 22, 1998                                  0.07103
Jan. 25, 1999                                  0.04848
Feb. 25, 1999                                  0.04384
March 24, 1999                                 0.03828
April 26, 1999                                 0.04754
May 27, 1999                                   0.04470
Total                                         $0.56611

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.04509
Total distributions                           $0.61120

The distribution of $0.11612 per share, payable Dec. 22, 1998, consisted of $0.04285 derived from net investment income, $0.02818 from net short-term capital gains (a total of $0.07103 taxable as dividend income) and $0.04509 from net long-term capital gains.


AXP SELECTIVE FUND           (This annual report is not part of the prospectus.)

Class B

Income distributions taxable as dividend income, 0.81% qualifying for deduction by corporations.

Payable date                                 Per share

June 25, 1998                                 $0.03950
July 27, 1998                                  0.04198
Aug. 26, 1998                                  0.03921
Sept. 24, 1998                                 0.03787
Oct. 26, 1998                                  0.04144
Nov. 24, 1998                                  0.03749
Dec. 22, 1998                                  0.06562
Jan. 25, 1999                                  0.04196
Feb. 25, 1999                                  0.03790
March 24, 1999                                 0.03313
April 26, 1999                                 0.04127
May 27, 1999                                   0.03886
Total                                         $0.49623

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.04509
Total distributions                           $0.54132

The distribution of $0.11071 per share, payable Dec. 22, 1998, consisted of $0.03744 derived from net investment income, $0.02818 from net short-term capital gains (a total of $0.06562 taxable as dividend income) and $0.04509 from net long-term capital gains.

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

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Class Y

Income distributions taxable as dividend income, 0.81% qualifying for deduction by corporations.

Payable date                                 Per share

June 25, 1998                                 $0.04559
July 27, 1998                                  0.04872
Aug. 26, 1998                                  0.04549
Sept. 24, 1998                                 0.04395
Oct. 26, 1998                                  0.04823
Nov. 24, 1998                                  0.04358
Dec. 22, 1998                                  0.07156
Jan. 25, 1999                                  0.04910
Feb. 25, 1999                                  0.04441
March 24, 1999                                 0.03906
April 26, 1999                                 0.04824
May 27, 1999                                   0.04533
Total                                         $0.57326

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.04509
Total distributions                           $0.61835

The distribution of $0.11665 per share, payable Dec. 22, 1998, consisted of $0.04338 derived from net investment income, $0.02818 from net short-term capital gains (a total of $0.07156 taxable as dividend income) and $0.04509 from net long-term capital gains.

AXP SELECTIVE FUND         (This annual report is not part of the prospectus.)

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                                                                     BULKRATE
                                                                 U.S. POSTAGE
                                                                         PAID
                                                                PERMIT NO. 85
                                                                  SPENCER, IA


                                                                 S-6376 P (7/99)
AXP Selective Fund
IDS Tower 10
Minneapolis, MN 55440-0010

                        AMERICAN EXPRESS Financial Advisors


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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   Headings.                                   2)  The headings in the
                                                     annual report are
                                                     placed in a blue strip
                                                     at the top of the page.

3)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

4)   Footnotes for charts and                    4)  The footnotes for each
     graphs are described at                         chart or graph are typed
     the left margin.                                below the description of
                                                     the chart or graph.